Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Class IA | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class IA | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class IA | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class IA | Residential MBS (Non-Agency)
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class IA | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class IA | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class IA | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class IA | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IA | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Class IB | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Class IB | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class IB | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class IB | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class IB | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class IB | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class IB | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class IB | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class IB | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IB | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%